Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation Committee approves all equity awards granted to our NEOs, the aggregate annual equity pool for all employees, employee grant guidelines, and all equity awards granted to eligible employees during the annual grant process, which generally takes place in February. A separate grant committee makes equity awards to non-executives at times other than the annual grant process. Our equity compensation programs do not currently include annual or periodic stock option awards. The Company does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	The Compensation Committee approves all equity awards granted to our NEOs, the aggregate annual equity pool for all employees, employee grant guidelines, and all equity awards granted to eligible employees during the annual grant process, which generally takes place in February. A separate grant committee makes equity awards to non-executives at times other than the annual grant process
Award Timing Predetermined	true
Award Timing, How MNPI Considered	Our equity compensation programs do not currently include annual or periodic stock option awards. The Company does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false